CONTRACT COSTS, NET (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
CONTRACT COSTS, NET
Contract costs	¥ 27,389,416		¥ 57,093,826		$ 4,036,700
Allowance for credit losses	(2,329,768)		(3,546,418)	¥ (8,394,288)	(343,365)	$ (522,677)
Total contract costs, net	25,059,648		53,547,408		3,693,335
Contract costs, net	¥ 25,059,648		53,547,408		$ 3,693,335
Percentage of total contracts costs subsequently realized	8.00%				8.00%
Total contracts costs that have been subsequently realized	¥ 2,000,000				$ 300,000
Net recovery of provision for credit losses	¥ 1,234,861	$ 181,996	¥ 4,079,681	¥ 4,532,872